Eaton Vance
Taxable Municipal Bond Fund
August 31, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 6.1%
Security	Principal Amount (000's omitted)	Value
Hospital — 6.1%
Little Co. of Mary Hospital of Indiana, Inc., 2.132%, 11/1/26	$400	$ 362,430
St. Joseph's University Medical Center, Inc., 4.584%, 7/1/27	500	476,708
Total Corporate Bonds (identified cost $945,373)		$ 839,138

Taxable Municipal Obligations — 81.6%
Security	Principal Amount (000's omitted)	Value
Education — 3.2%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 2.38%, 4/1/28	$500	$ 433,700
		$ 433,700
General Obligations — 15.5%
Academy Independent School District, TX, (PSF Guaranteed), 1.51%, 8/15/27	$250	$ 223,585
Bradley, IL, 1.35%, 12/15/27	250	217,305
Chicago, IL:
7.045%, 1/1/29	160	163,243
Prerefunded to 1/1/23, 7.045%, 1/1/29	25	25,266
Detroit, MI, 2.511%, 4/1/25	530	498,385
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 1.602%, 8/1/29	400	343,228
Nashua, NH, 1.40%, 1/15/32	255	197,207
Ojai Unified School District, CA:
1.819%, 8/1/29	300	258,513
1.919%, 8/1/30	230	195,178
		$ 2,121,910
Hospital — 5.5%
Conway, AR, (Conway Regional Medical Center), 2.45%, 8/1/29	$250	$ 218,032
University of Wisconsin Hospitals and Clinics Authority, 2.09%, 4/1/28	590	531,555
		$ 749,587
Security	Principal Amount (000's omitted)	Value
Housing — 3.6%
Maryland Community Development Administration, (SPA: TD Bank, N.A.), 2.38%, 9/1/33(1)	$500	$ 500,000
		$ 500,000
Insured - Education — 3.2%
Connecticut Health and Educational Facilities Authority, (Connecticut State University System), (BAM), 2.05%, 11/1/29	$500	$ 435,155
		$ 435,155
Insured - General Obligations — 3.7%
Valley View School District, PA, (BAM), 2.20%, 5/15/26	$525	$ 505,097
		$ 505,097
Insured - Hospital — 3.1%
Maine Health and Higher Educational Facilities Authority, (Eastern Maine Medical Center), (AGM), 2.085%, 7/1/29	$500	$ 433,330
		$ 433,330
Insured - Special Tax Revenue — 11.6%
Bexar County, TX, Combined Venue Tax Revenue, (AGM), 2.134%, 8/15/31	$750	$ 632,348
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.107%, 9/1/29	500	429,100
St. Clair County Board of Education, AL:
(BAM), 1.31%, 2/1/26	200	184,348
(BAM), 1.85%, 2/1/28	390	350,598
		$ 1,596,394
Lease Revenue/Certificates of Participation — 2.4%
Beaufort County, NC, Limited Obligation Bonds, 2.00%, 6/1/29	$375	$ 327,923
		$ 327,923
Senior Living/Life Care — 6.8%
Butler County Port Authority, OH, (Community First Solutions), 2.25%, 5/15/26	$285	$ 272,075
California Public Finance Authority, (Enso Village), Green Bonds, 2.875%, 5/15/27(2)	355	330,757
Indiana Finance Authority, (BHI Senior Living), 1.99%, 11/15/24	350	329,077
		$ 931,909
Special Tax Revenue — 6.7%
Illinois, Sales Tax Revenue, 2.159%, 6/15/29	$500	$ 421,325

Eaton Vance
Taxable Municipal Bond Fund
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Massachusetts, Special Obligation Revenue Bonds, Social Bonds, 3.564%, 7/15/23	$500	$ 499,620
		$ 920,945
Student Loan — 2.6%
Rhode Island Student Loan Authority, 2.373%, 12/1/28	$400	$ 352,972
		$ 352,972
Transportation — 12.1%
Broward County, FL, Airport System Revenue, 2.734%, 10/1/30	$500	$ 444,880
Central Texas Regional Mobility Authority, 1.863%, 1/1/27	600	543,186
Miami-Dade County, FL, Aviation Revenue, 2.449%, 10/1/29	500	440,075
San Jose, CA, Airport Revenue, 1.209%, 3/1/25	250	231,997
		$ 1,660,138
Water and Sewer — 1.6%
Arkansas Community Water System Public Water Authority, 1.98%, 10/1/29	$250	$ 217,168
		$ 217,168
Total Taxable Municipal Obligations (identified cost $12,518,619)		$11,186,228

Short-Term Investments — 8.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.11%(3)	1,226,901	$ 1,226,901
Total Short-Term Investments (identified cost $1,226,901)		$ 1,226,901
Total Investments — 96.6% (identified cost $14,690,893)		$13,252,267
Other Assets, Less Liabilities — 3.4%		$ 468,444
Net Assets — 100.0%		$13,720,711
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at August 31, 2022.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2022, the aggregate value of these securities is $330,757 or 2.4% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of August 31, 2022.
At August 31, 2022, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	13.4%
California	13.0%
Others, representing less than 10% individually	55.2%
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
PSF	– Permanent School Fund
SPA	– Standby Bond Purchase Agreement

Eaton Vance
Taxable Municipal Bond Fund
August 31, 2022
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at August 31, 2022.
Affiliated Investments
At August 31, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $1,226,901, which represents 8.9% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended August 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$316,991	$934,324	$(1,251,315)	$(32)	$32	$ —	$322	—
Liquidity Fund	—	3,969,334	(2,742,433)	—	—	1,226,901	7,232	1,226,901
Total				$(32)	$32	$1,226,901	$7,554
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 839,138	$ —	$ 839,138
Taxable Municipal Obligations	—	11,186,228	—	11,186,228
Short-Term Investments	1,226,901	—	—	1,226,901
Total Investments	$1,226,901	$12,025,366	$ —	$13,252,267
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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